Pursuant to Rule 497(b)
                                                      Registration No. 333-17301


                       EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 133


             Prospectus, Part A 8,526 Units Dated: January 26, 2001


             NOTE: Part A of this Prospectus may not be distributed
             -------------------------------------------------------
                          unless accompanied by Part B.
                          ----------------------------


     This Prospectus consists of two parts. The first part contains a "Summary of Essential Financial Information" on the reverse hereof as of October 31, 2000 and a summary of additional specific information including "Special Factors Concerning the Portfolio" and audited financial statements of the Trust, including the related bond portfolio, as of September 30, 2000. The second part of this Prospectus contains a general summary of the Trust and "Special Factors Affecting New York."

     The Trust is a unit investment trust formed for the purpose of obtaining tax-exempt interest income through investment in a diversified, insured portfolio of long-term bonds, issued by or on behalf of the State of New York and counties, municipalities, authorities or political subdivisions thereof or issued by certain United States territories or possessions and their public authorities (the "Bonds"). See Part B under "The Trust." The Bonds deposited in the portfolio of the Trust are sometimes referred to herein as the "Securities." Insurance guaranteeing the payment of principal and interest on the Securities while in the Trust has been obtained by the Trust from the Insurer as set forth in Part B under "Insurance on the Bonds." Such insurance does not guarantee the market value of the Securities or the Units offered hereby. The payment of interest and the preservation of principal are, of course, dependent upon the continuing ability of the issuers of the Bonds and any other insurer to meet their obligations. As a result of the insurance on the Bonds, all of the Units and the bonds, while in the Trust, will be rated AAA by Standard & Poor's as of the Date of Deposit and Moody's will assign a rating of Aaa to all bonds in the Trust, as insured.


     Offering. The initial public offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsors either by purchase from the Trustee of Units tendered for redemption or in the secondary market. See Part B under "Rights of Unit Holders -- Redemption -- Purchase by the Sponsors of Units Tendered for Redemption" and "Public Offering -- Market for Units." The price at which the Units offered hereby were acquired was not less than the redemption price determined as described herein. See Part B under "Rights of Unit Holders -- Redemption -- Computation of Redemption Price per Unit."

     The Public Offering Price of the Units is based on the aggregate bid price of the Securities in the Trust divided by the number of Units outstanding, plus a sales charge determined on the basis of the maturities of the Securities in the Trust. See "Public Offering -- Offering Price" in Part B of this Prospectus.

     Market for Units. The Sponsors, although they are not obligated to do so, intend to maintain a secondary market for the Units at prices based upon the aggregate bid price of the Securities in the Trust plus accrued interest to the date of settlement, as more fully described in Part B under "Public Offering -- Market for Units." If such a market is not maintained, a Unit holder may be able to dispose of his Units only through redemption at prices based upon the aggregate bid price of the underlying Securities. The purchase price of the Securities in the Trust, if they were available for direct purchase by investors, would not include the sales charges included in the Public Offering Price of the Units.

     Investors should retain both Parts of this Prospectus for future reference.



The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


NY/319478.1

           EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 133


                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                               AT OCTOBER 31, 2000


          SPONSORS:   GLICKENHAUS & CO.
                      LEBENTHAL & CO., INC.

AGENT FOR SPONSORS:   GLICKENHAUS & CO.
           TRUSTEE:   THE BANK OF NEW YORK
         EVALUATOR:   INTERACTIVE DATA CORPORATION



Aggregate Principal Amount of Bonds in the Trust:             $       8,525,000

Number of Units (1):                                                      8,526

Fractional Undivided Interest in the Trust Per Unit:                    1/8,526

Total Value of Securities in the Portfolio
    (Based on Bid Side Evaluations of Securities):            $    8,268,216.66
                                                              =================

Sponsors' Repurchase Price Per Unit:                          $          969.81

Plus Sales Charge (2):                                                    55.91
                                                              -----------------

Public Offering Price Per Unit (3):                           $        1,025.72
                                                              =================

Redemption Price Per Unit (4):                                $          969.81

Excess of Public Offering Price Over Redemption
    Price Per Unit:                                           $           55.91

Weighted Average Maturity of Bonds in the Trust:                   23.786 years

Evaluation Time:                                2:00 p.m., New York Time, on the
                                                next day following  receipt by a
                                                Sponsor  of an order  for a Unit
                                                sale  or   purchase  or  by  the
                                                Trustee of a Unit  tendered  for
                                                redemption.

Annual Insurance Premium:                       $3,994

Evaluator's Fee:                                $.55 for each  issue of Bonds in
                                                the   Trust   for   each   daily
                                                valuation.

Trustee's Annual Fee:                           For each $1,000 principal amount
                                                of  Bonds  in the  Trust,  $1.39
                                                under the monthly and $.99 under
                                                the   semi-annual   distribution
                                                plan.

Sponsors' Annual Fee:                           Maximum of $.25 per $1,000  face
                                                amount of underlying Securities.

Date of Deposit:                                January 30, 1997

Date of Trust Agreement:                        January 30, 1997

Mandatory Termination Date:                     December 31, 2046

Minimum Principal Distribution:                 $1.00 per Unit

Minimum Value of the Trust under which
    Trust Agreement may be Terminated:          $2,000,000  or 20% of the  value
                                                of the  Trust  as of the date of
                                                deposit, whichever is lower.

           EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 133


                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                               AT OCTOBER 31, 2000
                                   (Continued)



                                                      Monthly       Semi-annual
                                                      -------       -----------


P Estimated Annual Interest Income:                   $54.52          $54.52
      Less Annual Premium on Portfolio Insurance         .47             .47
E     Less Estimated Annual Expenses                    2.26            1.74
      Less Organizational Costs                          .53             .53
                                                      ------          ------

R Estimated Net Annual Interest Income:               $51.26          $51.78
                                                      ======          ======


U Estimated Interest Distribution:                   $  4.27          $25.89

N Estimated Current Return Based on Public
      Offering Price (5):                               5.00%           5.05%
I
    Estimated Long-Term Return Based
T    on Public Offering Price (6):                      4.95%           5.01%

    Estimated Daily Rate of Net Interest
       Accrual:                                      $ .14239        $ .14383


    Record Dates:                                   15th Day of  15th Day of May
                                                       Month      and November

    Payment Dates:                                  1st Day of   1st Day of June
                                                       Month      and December

--------------
1. The number of units is expressed in whole numbers with no adjustment for fractional units.

2. The sales charge is determined based on the maturities of the underlying securities in the portfolio. See "Public Offering -- Offering Price" in Part B of this Prospectus.


3.    Plus  accrued   interest  to  November  3,  2000,  the  expected  date  of settlement, of $2.57 monthly and $24.12 semi-annually.


4. Based solely upon the bid side evaluations of the portfolio securities. Upon tender for redemption, the price to be paid will include accrued interest as described in Part B under "Rights of Unit Holders -- Redemption -- Computation of Redemption Price per Unit."

5. Estimated Current Return is calculated by dividing the estimated net annual interest income received in cash per Unit by the Public Offering
      Price. Interest income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator, and with the redemption, maturity, exchange or sale of Securities. This calculation, which includes cash income accrual only, does not include discount accretion on original issue discount bonds or on zero coupon bonds or premium amortization on bonds purchased at a premium. See "Tax Status" and "Estimated Current Return and Estimated Long-Term Return to Unit Holders" in Part B of this Prospectus.

6. Estimated Long-Term Return is calculated by using a formula that takes into account the yields (including accretion of discounts and amortization of premiums) of the individual Bonds in the Trust's portfolio, weighted to reflect the market value and time to maturity (or, in certain cases, to earlier call date) of such Bonds, adjusted to reflect the Public Offering Price (including sales charge and expenses) per Unit. See "Estimated Current Return and Estimated Long-Term Return to Unit Holders" in Part B of this Prospectus.

      Portfolio Information
      ---------------------


      On September 30, 2000, the bid side valuation of 92.8% of the aggregate principal amount of Bonds in the Portfolio for this Trust was at a discount from par and 7.2% was at a premium over par. See Note (B) to "Tax-Exempt Bond Portfolio" for information concerning call and redemption features of the Bonds.


      Special Factors Concerning the Portfolio
      ----------------------------------------


      On September 30, 2000, the Portfolio consisted of seven issues of Bonds issued by entities located in New York or certain United States territories or possessions. The following information is being supplied to inform Unit Holders of circumstances affecting the Trust. 7.2% of the aggregate principal amount of the Bonds in the Portfolio are general obligations of the governmental entities issuing them and are backed by the taxing power thereof. 92.8% of the aggregate principal amount of the Bonds in the Portfolio are payable from the income of specific projects or authorities and are not supported by the issuers' power to levy taxes.

      Although income to pay such Bonds may be derived from more than one source, the primary sources of such income, the number of issues (and the related dollar weighted percentage of such issues) deriving income from such sources and the purpose of issue are as follows: General Obligation, one (7.2%);
Revenue: Health Care, one (22.3%); Higher Education, three (42.4%); Water and Sewer, one (14.3%); and Electric Power-Investor Owned Utility, one (13.8%). The Trust is deemed to be concentrated in the Higher Education Bond category(1). All of the Bonds in the Portfolio are original issue discount bonds. Five issues (90.5%) were rated AAA, one issue (7.2%) was rated A and one issue (2.3%) was rated A- by Standard & Poor's(2). Subsequent to such date, such ratings may have changed. See "Tax-Exempt Bond Portfolio." For a more detailed discussion, it is recommended that Unit Holders consult the official statements for each Security in the Portfolio of the Trust.

      Interest income on the Bonds contained in the Trust Portfolio is, in the opinion of bond counsel to the issuing governmental authorities, excludable from gross income under the Internal Revenue Code of 1986, as amended. See "The Trust -- Portfolio" in Part B of this Prospectus.

      Tax Status
      ----------

      Interest on the Bonds in the Trust Portfolio is generally exempt from regular Federal income tax. It is also generally exempt from New York State and City personal income taxes. Bond counsel to the issuing governmental authorities delivered their opinions confirming that the interest on the Bonds is exempt from regular Federal income tax and from New York State and City personal income tax on the dates of issuance of the Bonds. See "The Trust -- Portfolio" in Part B of this Prospectus.

      Gain or loss realized on a sale, maturity or redemption of the Bonds by the Trust or on a sale or redemption of a Unit by a Unit Holder must be taken into account for Federal, state and local income tax purposes. It will be capital gain or loss if the Units are held as capital assets and will be long-term if the Units (and the Bonds) have been held for more than one year. The gain or loss on disposition does not include any amount received that is attributable to accrued interest or earned original issue discount (which is generally treated as tax-exempt interest) or any accrued market discount (which is generally treated as ordinary income). Long-term capital gains realized by noncorporate taxpayers are taxed at a maximum Federal income tax rate of 20% while ordinary income and short-term capital gains received by noncorporate taxpayers will be taxed at regular Federal income tax rates of up to 39.6%.


-------------------
      (1 )A Trust is considered to be "concentrated" in a particular category or issuer when the Bonds in that category or of that issuer constitute 25% or more of the aggregate face amount of the Portfolio. See "The Trust -- General Considerations" in Part B of this Prospectus.

      (2)For the meanings of ratings, see "Description of Bond Ratings" in Part B of this Prospectus.

INDEPENDENT AUDITOR'S REPORT



The Sponsors,  Trustee and Unit Holders of Empire State Municipal
    Exempt Trust, Guaranteed Series 133:


We have audited the accompanying statement of net assets of Empire State Municipal Exempt Trust, Guaranteed Series 133, including the tax-exempt bond portfolio, as of September 30, 2000, and the related statements of operations and changes in net assets for the years ended September 30, 2000, 1999 and 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire State Municipal Exempt Trust, Guaranteed Series 133 as of September 30, 2000, and the results of its operations and changes in its net assets for the years ended September 30, 2000, 1999 and 1998 in conformity with generally accepted accounting principles.




GOLDSTEIN GOLUB KESSLER LLP
New York, New York

October 31, 2000

                       EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 133

                             STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 2000
                       ===================================



ASSETS:

    INVESTMENTS IN SECURITIES, at market value
     (cost $8,102,823) (Note 1)...........................        $8,206,445

    ACCRUED INTEREST RECEIVABLE...........................           107,547

    ORGANIZATIONAL COSTS, net of accumulated
      amortization of $16,489 (Note 1)....................             5,998
                                                                  ----------

          Total trust property............................         8,319,990

    LESS - ACCRUED EXPENSES AND OTHER LIABILITIES.........            44,186
                                                                  ----------

    NET ASSETS............................................        $8,275,804
                                                                  ==========


NET ASSETS REPRESENTED BY:

                                        Monthly        Semi-annual
                                     distribution     distribution
                                         plan             plan           Total
                                     ------------     -------------    ---------

VALUE OF FRACTIONAL UNDIVIDED
    INTERESTS..................        $4,698,921       $3,477,201    $8,176,122

UNDISTRIBUTED NET INVESTMENT
    INCOME.....................            29,410           70,272        99,682
                                       ----------       ----------    ---------

          Total value..........        $4,728,331        3,547,473    $8,275,804
                                       ==========        ==========   ==========

UNITS OUTSTANDING..............             4,900            3,626         8,526
                                       ==========        ==========   ==========

VALUE PER UNIT.................        $   964.97       $   978.34
                                       ==========       ==========






                        See Notes to Financial Statements

                       EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 133

                            STATEMENTS OF OPERATIONS
                       ===================================




                                                                      Year ended September 30,
                                                           ---------------------------------------------
                                                              2000             1999             1998
                                                           -----------    -------------      -----------

INVESTMENT INCOME - INTEREST..........................        $472,470        $ 499,809         $526,266
                                                              --------        ---------         --------

EXPENSES:
    Trustee fees......................................          12,687           13,118           13,959
    Evaluation fees...................................           1,142              959            1,142
    Insurance premiums................................           4,631            5,174            5,279
    Sponsors' advisory fees...........................           2,390            2,457            2,342
    Auditors' fees....................................           1,800            1,800            1,800
    Amortization of organizational costs (Note 1).....           4,497            4,497            4,497
                                                              --------        ---------         --------

                    Total expenses....................          27,147           28,005           29,019
                                                              --------        ---------         --------

NET INVESTMENT INCOME.................................         445,323          471,804          497,247

REALIZED GAIN (LOSS) ON SECURITIES
 SOLD OR REDEEMED (Notes 1 and 3).....................            (271)          27,626           28,973

UNREALIZED MARKET APPRECIATION
 (DEPRECIATION) (Note 1)..............................          77,642         (892,683)         440,139
                                                              --------        =--------         --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS.....................        $522,694        $(393,253)        $966,359
                                                              ========        =========         ========





                        See Notes to Financial Statements

                       EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 133

                       STATEMENTS OF CHANGES IN NET ASSETS
                       ===================================




                                                                         Year ended September 30,
                                                          --------------------------------------------------
                                                              2000               1999                1998
                                                          ------------    ---------------      -------------

OPERATIONS:
    Net investment income............................     $   445,323        $   471,804        $   497,247
    Realized gain (loss) on securities sold or
     redeemed (Notes 1 and 3)........................            (271)            27,626             28,973
    Unrealized market appreciation
     (depreciation) (Note 1).........................          77,642           (892,683)           440,139
                                                           ----------        -----------         ----------

             Net increase (decrease) in net assets
              resulting from operations..............         522,694           (393,253)           966,359
                                                           ----------        -----------         ----------

DISTRIBUTIONS TO UNIT HOLDERS
 (Note 2):
    Net investment income............................        (446,933)          (480,362)          (502,522)
                                                           ----------        -----------         ----------

CAPITAL SHARE TRANSACTIONS:
    Redemption of 318, 583 and 442 units
     at September 30, 2000, 1999 and 1998,
     respectively....................................        (298,502)          (594,835)          (451,884)
                                                           ----------        -----------         ----------

NET INCREASE (DECREASE) IN NET
 ASSETS..............................................        (222,741)        (1,468,450)            11,953

NET ASSETS:
    Beginning of period..............................       8,498,545          9,966,995          9,955,042
                                                           ----------        -----------         ----------

    End of period....................................      $8,275,804        $ 8,498,545         $9,966,995
                                                           ==========        ===========         ==========

DISTRIBUTIONS PER UNIT (Note 2):
    Interest:
        Monthly plan.................................      $    51.19        $     51.29         $    51.45
        Semi-annual plan.............................      $    51.69        $     51.88         $    51.94






                        See Notes to Financial Statements

                       EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 133

                          NOTES TO FINANCIAL STATEMENTS
                       ===================================


The Trust is a unit investment trust formed under the Investment Company Act of 1940 for the purpose of obtaining tax-exempt interest income through investment in a fixed insured portfolio of long-term bonds, issued primarily by or on behalf of the State of New York and counties, municipalities, authorities or political subdivisions thereof.

The Bank of New York (the "Trustee") has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.


NOTE 1 - ACCOUNTING POLICIES
----------------------------

         Securities
         ----------

              Securities are stated at bid side market value as determined by an independent outside evaluator. Securities transactions are recorded on the trade date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

         Taxes on income
         ---------------

              The Trust is not subject to taxes on income and, accordingly, no provision has been made.

         Termination of Trust
         --------------------

              The mandatory termination date of the Trust is December 31, 2046. If the value of the Trust falls below $2,000,000 or 20% of the value of the Trust as of the date of deposit, whichever is lower, the Trust is subject to termination as specified in the Trust Agreement.

         Organizational costs
         --------------------

              Organizational costs are being amortized over a period of five years using the straight-line method.

         Value per unit
         --------------


              Included in value per unit is undistributed net investment income per unit. This represents income earned and accrued to each unit less amounts distributed to the Unit Holder. The last income distribution dates were September 1 and June 1, 2000 for Unit Holders electing monthly or semi-annual distributions, respectively, resulting in a higher value per unit for those electing semi-annual distributions than those electing monthly distributions.

                       EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 133

                          NOTES TO FINANCIAL STATEMENTS
                                   (Concluded)
                       ===================================



NOTE 2 - DISTRIBUTIONS
----------------------

         Interest received by the Trust is distributed to Unit Holders either semi-annually on the first day of June and December or, if elected by the Unit Holder, on the first day of each month after deducting applicable expenses.



NOTE 3 - BONDS SOLD OR REDEEMED
-------------------------------


Port-                                                                                          Realized
folio                                        Principal      Date         Net                     Gain
 No.                Description                Amount     Redeemed    Proceeds      Cost        (Loss)
-----     -----------------------------      ---------    --------    --------    --------    ---------

Period ended September 30, 2000:


  3       New York State Medical Care         $100,000    10/04/99      $ 94,200   $  96,162   $(1,962)
           Facilities Finance Agency
           Hospital, Insured Mortgage
           Revenue Bonds, 1994 Series A
           Refunding (MBIA Insured)

  6       The City of New York General         125,000     4/27/00       121,125     118,880     2,245
           Obligation Bonds, Fiscal 1998        55,000     5/18/00        50,875      52,307    (1,432)
           Series F (MBIA Insured)              40,000     6/27/00        38,920      38,042       878
                                              --------                  --------    --------  --------

                                              $320,000                  $305,120    $305,391  $   (271)
                                              ========                  ========    ========  ========



NOTE 4 - NET ASSETS
-------------------


     Cost of 10,000 units at Date of Deposit                     $    9,977,986
     Less gross underwriting commission                                 488,900
                                                                 --------------

                Net cost - initial offering price                     9,489,086

     Realized net gain on securities sold or redeemed                    58,465
     Redemption of 1,474 units                                       (1,475,051)
     Unrealized market appreciation of securities                       103,622
     Undistributed net investment income                                 99,682
                                                                 --------------

                Net assets                                       $    8,275,804
                                                                 ==============

                       EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 133

                            TAX-EXEMPT BOND PORTFOLIO
                               SEPTEMBER 30, 2000
                       ===================================



                                                                            Redemption Features             Market Value   Annual
Port-            Aggregate                                       Date of    S.F. - Sinking Fund   Cost of       as of     Interest
folio  Rating    Principal    Name of Issuer and       Coupon   Maturity   Opt. - Optional Call    Bonds    September 30, Income to
 No.  (Note A)    Amount       Title of Bond            Rate    (Note B)         (Note B)         to Trust      2000        Trust
----  --------  ----------  -----------------------  ---------  --------  ----------------------  --------  ------------- ---------

  1      AAA    1,420,000   Dormitory Authority       5.700%    7/01/26   07/01/17 @ 100 S.F.    $1,403,940  1,418,964    $  80,940
                             of the State of New                          07/01/06 @ 102 Opt.
                             York, St. John's
                             University Insured
                             Revenue Bonds,
                             Series 1996
                             (MBIA Insured)

  2      AAA    2,000,000   Dormitory Authority       5.500     7/01/24   07/01/20 @ 100 S.F.     1,928,640  1,943,080      110,000
                             of the State of                              07/01/06 @ 102 Opt.
                             New York City
                             University System,
                             Consolidated Third
                             General Resolution
                             Revenue Bonds,
                             1996 Series 1
                             (MBIA Insured)

  3      AAA    1,900,000   New York State            5.500     8/15/24   02/15/10 @ 100 S.F.     1,827,078  1,821,948      104,500
                             Medical Care                                 02/15/04 @ 102 Opt.
                             Facilities Finance
                             Agency Hospital,
                             Insured Mortgage
                             Revenue Bonds,
                             1994 Series A
                             Refunding (MBIA
                             Insured)


                       EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 133

                            TAX-EXEMPT BOND PORTFOLIO
                               SEPTEMBER 30, 2000
                                   (Continued)
                       ===================================



                                                                            Redemption Features             Market Value   Annual
Port-            Aggregate                                       Date of    S.F. - Sinking Fund   Cost of       as of     Interest
folio  Rating    Principal    Name of Issuer and       Coupon   Maturity   Opt. - Optional Call    Bonds    September 30, Income to
 No.  (Note A)    Amount       Title of Bond            Rate    (Note B)         (Note B)         to Trust      2000        Trust
----  --------  ----------  -----------------------  ---------  --------  ----------------------  --------  ------------- ---------

  4      AAA    1,180,000   New York State            5.250%    8/15/20   No Sinking Fund        $1,100,079  $1,123,879   $  61,950
                             Energy Research                              10/01/03 @ 102 Opt.
                             and Development
                             Authority, Facilities
                             Refunding Revenue
                             Bonds, Series 1993B
                             (Consolidated
                             Edison Company of
                             New York, Inc.
                             Project) (Non-AMT)
                             (MBIA Insured)

  5      AAA    1,215,000   Town of Clifton Park      5.000    10/01/26  10/01/19 @ 100 S.F.      1,081,192   1,094,326      60,750
                             Water Authority,                            10/01/03 @ 102 Opt.
                             (New York),
                             Water System
                             Revenue Bonds,
                             Series 1993
                             (FGIC Insured)


                       EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 133

                            TAX-EXEMPT BOND PORTFOLIO
                               SEPTEMBER 30, 2000
                                   (Concluded)
                       ===================================



                                                                            Redemption Features             Market Value   Annual
Port-            Aggregate                                       Date of    S.F. - Sinking Fund   Cost of       as of     Interest
folio  Rating    Principal    Name of Issuer and       Coupon   Maturity   Opt. - Optional Call    Bonds    September 30, Income to
 No.  (Note A)    Amount       Title of Bond            Rate    (Note B)         (Note B)         to Trust      2000        Trust
----  --------  ----------  -----------------------  ---------  --------  ----------------------  --------  ------------- ---------


  6     A       $  610,000  The City of New           5.875%    08/01/24  08/01/17 @ 100 S.F.    $   580,134   $ 613,550     35,838
                             York General                                 08/01/06 @ 101.5 Opt.
                             Obligation Bonds,
                             Fiscal 1998 Series
                             F (MBIA Insured)

  7     A-         200,000  Dormitory Authority       5.400     05/15/23  05/15/14 @ 100 S.F.        181,760     190,698     10,800
                             of the State of New                          05/15/04 @ 102 Opt.
                             York, State University
                             Educational Facilities,
                             Revenue Bonds,
                             Series 1993 C (MBIA
                             Insured)
                ----------                                                                        ----------  ----------    -------

                $8,525,000                                                                        $8,102,823  $8,206,445    464,778
                ==========                                                                        ==========  ==========    =======


                       NOTES TO TAX-EXEMPT BOND PORTFOLIO

(A) A description of the rating symbols and their meanings appears under "Description of Bond Ratings" in Part B of this Prospectus. Ratings are by Standard & Poor's. Certain bond ratings have changed since the Date of Deposit, at which time all such bonds were rated A or better by either Standard & Poor's or Moody's.

(B) Bonds may be redeemable prior to maturity from a sinking fund (mandatory partial redemption) (S.F.) or at the stated optional call (at the option of the issuer) (Opt.) or by refunding. Certain bonds in the portfolio may be redeemed earlier than dates shown in whole or in part under certain unusual or extraordinary circumstances as specified in the terms and provisions of such bonds.



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